Note 27 - Share-based Expenses - Options Outstanding (Details)	Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Number of options	38,000
Exercise price 1 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 4
Number of options	5,000
Exercise price 2 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 11.50
Number of options	18,000
Exercise price 3 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 8.10
Number of options	5,000
Exercise price 4 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 9.30
Number of options	10,000